Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	May 31, 2025		May 31, 2024		May 31, 2025		May 31, 2024		Aug. 31, 2024		Aug. 31, 2023
Income Statement [Abstract]
Revenue	$ 37,306		$ 89,616		$ 160,359		$ 222,108		$ 314,719		$ 388,038
Cost of revenue	8,505		56,741		168,681		244,142		323,038		424,189
Gross loss	28,801		32,875		(8,322)		(22,034)		(8,319)		(36,151)
Operating expenses:
Selling and marketing expenses	5,566		23,646		20,264		61,849		61,211		33,531
General and administrative expenses	1,231,898		984,048		7,096,421		3,936,596		26,250,276		6,063,488
Total operating expenses	1,237,464		1,007,694		7,116,685		3,998,445		26,311,487		6,097,019
Loss from operation	(1,208,663)		(974,819)		(7,125,007)		(4,020,479)		(26,319,806)		(6,133,170)
Other income/(expense)
Interest income/(expense)	(32)		(32)		147		44		142		(11)
Other income/(expense)	21,857		410		24,130		90,915		4,268		(184,192)
Total other income/(expense)	21,825		378		24,277		90,959		4,410		(184,203)
Loss from operation before income taxes	(1,186,838)		(974,441)		(7,100,730)		(3,929,520)		(26,315,396)		(6,317,373)
Income tax expenses
Net loss	(1,186,838)		(974,441)		(7,100,730)		(3,929,520)		(26,315,396)		(6,317,373)
Less: Net loss attributable to non-controlling interests	(69,014)		(81,747)		(221,683)		(225,599)		(436,805)		(259,480)
Net loss attributable to equity holders of the Company	(1,117,824)		(892,694)		(6,879,047)		(3,703,921)		(25,878,591)		(6,057,893)
Other comprehensive loss:
Foreign currency translation adjustment	(103,798)		(86,717)		(89,560)		(170,798)		(54,364)		(77,381)
Total comprehensive loss	(1,221,622)		(979,411)		(6,968,607)		(3,874,719)		(25,932,955)		(6,135,274)
Less: net comprehensive loss attributable to non-controlling interests	(21,508)		7,368		(9,273)		2,202		(22,573)		(5,535)
Net comprehensive loss attributable to equity holders of the Company	$ (1,200,114)		$ (986,779)		$ (6,959,334)		$ (3,876,921)		$ (25,910,382)		$ (6,129,739)
Net loss attributable to equity holders of the Company per common share:
Basic	$ (0.04)	[1]	$ (0.03)	[1]	$ (0.26)	[1]	$ (0.14)	[1]	$ (1.01)	[2]	$ (0.24)	[2]
Diluted	$ (0.04)	[1]	$ (0.03)	[1]	$ (0.26)	[1]	$ (0.14)	[1]	$ (1.01)	[2]	$ (0.24)	[2]
Weighted average number of common shares outstanding:
Basic	27,180,631	[1]	25,685,591	[1]	26,709,695	[1]	25,676,029	[1]	25,678,138		25,505,879
Diluted	27,180,631	[1]	25,685,591	[1]	26,709,695	[1]	25,676,029	[1]	25,678,138		25,505,879

[1]	Retroactively restated to reflect 1-for-4 share consolidation effective on September 11, 2024
[2]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.